Summary of significant accounting policies	6 Months Ended
Jun. 30, 2019
Accounting Policies [Abstract]
Summary of significant accounting policies
Our significant accounting policies are described in our Annual Report on Form 20-F for the year ended December 31, 2018, filed with the SEC on March 8, 2019.
Recent accounting standards adopted during 2019:
Lease accounting
In February 2016, the FASB issued an accounting standard, ASC 842, Leases, that requires lessees to recognize lease-related assets and liabilities on the balance sheet. In certain circumstances, the lessee is required to remeasure the lease payments. Qualitative and quantitative disclosures, including significant judgments made by management, are required to provide insight into the extent of revenue and expense recognized and expected to be recognized from existing contracts.
We adopted the new standard on its required effective date of January 1, 2019 using the optional transition method provided under Accounting Standards Update 2018-11, Targeted Improvements. Under this optional transition method, we applied the new lease standard at the effective date and will continue to report prior comparative periods in accordance with ASC 840, Leases. We have elected the package of practical expedients, which permits us to not reassess lease identification, lease classification or initial direct costs. Upon adoption, we recognized operating lease-related assets and liabilities, where we are the lessee, of $58 million. In accordance with ASC 842, commencing with the three months ended March 31, 2019, we classified collections of finance and sales-type leases as part of operating activity cash flows. In periods prior to the adoption of ASC 842, these finance and sales-type leases cash flows are classified as part of investing activity cash flows.
As a lessor, we lease most of our aircraft under operating leases. Under the new lease standard, the accounting for leases as a lessor is similar to the previous standard (refer to our Annual Report on Form 20-F for the year ended December 31, 2018, filed with the SEC on March 8, 2019).
As a lessee, we lease office space in several locations globally. In accordance with ASC 842, Leases, we determine if an arrangement is a lease at its inception. For leases with terms greater than 12 months, operating lease right-of-use (“ROU”) assets and liabilities are included in other assets (Note 9) and other liabilities (Note 11), respectively, in our Condensed Consolidated Balance Sheets, and finance leases are included in flight equipment held for operating leases (Note 5) and debt (Note 13).
ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our contractual obligation to make lease payments. Operating lease ROU assets and liabilities are recognized at the lease commencement date and are calculated based on the present value of lease payments over the lease term. To determine the present value of lease payments, we use our incremental borrowing rate based on the information available at the lease commencement date.
Our assumed lease terms include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term.
Future application of accounting standards:
Allowance for credit losses
In June 2016, the FASB issued an accounting standard that requires entities to estimate lifetime expected credit losses for most financial assets measured at amortized cost and certain other instruments, including trade and other receivables, net investments in leases and off-balance sheet credit exposures. The standard also requires additional disclosures, including how the entity develops its allowance for credit losses for financial assets measured at amortized cost and disaggregated information on the credit quality of net investments in leases measured at amortized cost by year of the asset’s origination for up to five annual periods. The standard is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption will be permitted in any interim or annual period beginning after December 15, 2018. The new standard must be adopted using the modified retrospective transition approach. We will adopt the standard on its required effective date of January 1, 2020. We are evaluating the effect the adoption of the standard will have on our Condensed Consolidated Balance Sheets and Condensed Consolidated Income Statements.